17. SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of segment reporting
			Segment
		Gross	Net	Segment
Segment	Revenue	Margin	Profit (Loss)	Assets
Three Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(3,346)	$1,224
TransTech distribution business	5	1	15	4
Total segments	$5	$1	$(3,331)	$1,228

Three Months Ended March 31, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(1,434)	$3,565
TransTech distribution business	594	139	(8)	379
Total segments	$594	$139	$(1,442)	$3,944

			Segment
		Gross	Net	Segment
Segment	Revenue	Margin	Profit (Loss)	Assets
Six Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(6,418)	$1,224
TransTech distribution business	122	52	72	4
Total segments	$122	$52	$(6,346)	$1,228

Six Months Ended March 31, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(2,171)	$3,565
TransTech distribution business	1,196	269	(40)	379
Total segments	$1,196	$269	$(2,211)	$3,944

			Segment
		Gross	Net	Segment
Segment	Revenue	Margin	Loss	Assets
Year Ended September 30, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(7,534,739)	$2,882,194
TransTech distribution business	1,804,960	426,547	(77,577)	57,439
Total segments	$1,804,960	$426,547	$(7,612,316)	$2,939,633

Year Ended September 30, 2018
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(3,294,707)	$1,311,134
TransTech distribution business	4,303,296	821,623	37,110	791,814
Total segments	$4,303,296	$821,623	$(3,257,597)	$2,102,948